Investment Risks - ERShares Private-Public Crossover ETF	Mar. 04, 2026
Principal Risks of Investing in the Fund | Privately-Offered Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Privately-Offered Securities Risk: Privately-offered securities include those which are issued without registration under the Securities Act of 1933 (the “1933 Act”), pursuant to Rule 144A or Regulation S under the 1933 Act, or Section 4(a)(2) of the 1933 Act. Privately-offered securities, which may include private funds, are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly-offered or exchange-traded securities, and may be subject to significant brokerage commissions. Limitations on resale may prevent the Fund from disposing of these securities at prices that reflect fair value. To the extent the Fund acquires privately-offered securities through a privately-offered special purpose vehicle (“SPV”) or other private fund vehicles, the Fund may also be subject to additional costs such as transaction fees, operating expenses, management and/or performance fees, capital gains taxes, and brokerage charges. These costs can materially impact both the price paid for the investment and the net returns, if any, generated. The Fund may not be able to influence the management of such private vehicles, and these vehicles may hold material amounts of cash while seeking investments. To the extent privately-offered securities exposure is achieved through a multi-layer structure, these risks may be increased. There cannot be any guarantee an SPV or other private fund will be successful. Private securities are not registered under the 1933 Act and SPVs and other private fund vehicles are not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore the fund does not benefit from the regulatory protections of those acts when participating in such investments.
Principal Risks of Investing in the Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk: The Fund may invest in various derivatives. A derivative is a financial instrument which has a value that is based on — or “derived from” — the values of other assets, reference rates, or indexes. Derivatives may be subject to liquidity risk, counterparty risk, credit risk, leverage risk and market risk.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Principal Risks of Investing in the Fund | Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Swaps Risk: If the value of the specified security, index or other instrument tracked by a swap moves against the position held by the Fund, the Fund may be required to pay the dollar value of the decrease in value (or increase in value, for an inverse swap) to the counterparty. To the extent that the Fund utilizes total return swaps, such instruments will be considered illiquid by the Fund and the Fund will be required to segregate liquid assets under contractual obligations. Such segregation could limit the Fund’s investment flexibility or impact the Fund’s ability to meet current obligations, such as redemption requests from Authorized Participants.
Principal Investment Risks | Privately-Offered Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Privately-Offered Securities Risk: Privately-offered securities include those which are issued without registration under the Securities Act of 1933 (the “1933 Act”), pursuant to Rule 144A or Regulation S under the 1933 Act, or Section 4(a)(2) of the 1933 Act. Privately-offered securities, which may include private funds, are not exchange-traded and are subject to liquidity risk, may be difficult to value, may be difficult to sell because of regulatory restrictions on resale, provide fewer financial disclosures than publicly-offered or exchange-traded securities, and may be subject to significant brokerage commissions. Limitations on resale may prevent the Fund from disposing of these securities at prices that reflect fair value. To the extent the Fund acquires privately-offered securities through a privately-offered special purpose vehicle (“SPV”) or other private fund vehicles, the Fund may also be subject to additional costs such as transaction fees, operating expenses, management and/or performance fees, capital gains taxes, and brokerage charges. These costs can materially impact both the price paid for the investment and the net returns, if any, generated. The Fund may not be able to influence the management of such private vehicles, and these vehicles may hold material amounts of cash while seeking investments. To the extent privately-offered securities exposure is achieved through a multi-layer structure, these risks may be increased. There cannot be any guarantee an SPV or other private fund will be successful. Private securities are not registered under the 1933 Act and SPVs and other private fund vehicles are not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore the fund does not benefit from the regulatory protections of those acts when participating in such investments.
Principal Investment Risks | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk:

The Fund may invest in various derivatives. A derivative is a financial instrument which has a value that is based on — or “derived from” — the values of other assets, reference rates, or indexes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap agreements, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the portfolio manager does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. While certain derivative transactions may be considered to constitute borrowing transactions, such derivative transactions will not be considered to constitute the issuance of a “senior security”, and therefore such transactions will not be subject to the 300% continuous asset coverage requirement otherwise applicable to borrowings.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. The Fund bears the risk that the portfolio manager will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund. If the Fund attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, on October 28, 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4” or the “Derivatives Rule”). Funds were required to implement and comply with Rule 18f-4 by August 19, 2022. Rule 18f-4 eliminates the asset segregation framework formerly used by funds to comply with Section 18 of the 1940 Act, as amended.

The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (VaR); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (“Limited Derivatives User”) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks.

The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the Investment Company Act of 1940. In addition, when-issued or forward settling securities transactions that physically settle within 35-days are deemed not to involve a senior security. Furthermore, it is possible that additional government regulation of various types of derivative instruments may limit or prevent a fund from using such instruments as part of its investment strategy in the future, which could negatively impact the fund. New position limits imposed on a fund or its counterparty may also impact the fund’s ability to invest in futures, options, and swaps in a manner that efficiently meets its investment objective. Use of extensive hedging and other strategic transactions by a fund will require, among other things, that the fund post collateral with counterparties or clearinghouses, and/or are subject to the Derivatives Rule regulatory limitations as outlined above.

Principal Investment Risks | Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Swaps Risk: If the value of the specified security, index or other instrument tracked by a swap moves against the position held by the Fund, the Fund may be required to pay the dollar value of the decrease in value (or increase in value, for an inverse swap) to the counterparty. To the extent that the Fund utilizes total return swaps, such instruments will be considered illiquid by the Fund and the Fund will be required to segregate liquid assets under contractual obligations. Such segregation could limit the Fund’s investment flexibility or impact the Fund’s ability to meet current obligations, such as redemption requests from Authorized Participants.